Cover	Oct. 03, 2020
Cover [Abstract]
Document Type	8-K
Entity File Number	0-7928
Entity Registrant Name	COMTECH TELECOMMUNICATIONS CORP /DE/
Entity Central Index Key	0000023197
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	11-2139466
Entity Address, Address Line One	68 South Service Road
Entity Address, Address Line Two	Suite 230
Entity Address, City or Town	Melville
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11747
City Area Code	631
Local Phone Number	962-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Document Information [Line Items]
Document Period End Date	Oct. 03, 2020
Common Stock, par value $0.10 per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.10 per share
Trading Symbol	CMTL
Security Exchange Name	NASDAQ
Series A Junior Participating Cumulative Preferred Stock, par value $0.10 per share
Document Information [Line Items]
Title of 12(b) Security	Series A Junior Participating Cumulative Preferred Stock, par value $0.10 per share